Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	As of December 31,
	2016	2017
	$	$
Office equipment	49,432	273,339
Electronic equipment	66,271	160,772
Vehicle	76,636	81,360
Laboratory equipment	593,582	1,686,133
Manufacturing equipment	—	2,832,726
Leasehold improvements	465,428	3,227,150
Construction in progress	252,509	4,252,894
	1,503,858	12,514,374
Less: accumulated depreciation	(257,800)	(660,610)
Property and equipment, net	1,246,058	11,853,764